INTANGIBLES ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	$ 4,717.8
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses	6.7
Balance at the end	5,120.3	$ 4,717.8
Contractual commitments for the acquisition of intangible assets	5.7	18.7
Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	5,386.9	5,682.9
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions	51.4	73.7
Disposal of subsidiary		11.9
Disposals	10.4	12.8
Transfers	0.0	0.0
Other	45.1
Translation differences	351.9	(345.1)
Balance at the end	5,872.9	5,386.9
Acquisitions through business combinations, intangible assets and goodwill	48.0
Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(669.1)	(664.3)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortization during the period	97.1	61.5
Disposal of subsidiary		(7.6)
Disposals	(9.7)	(11.7)
Translation differences	(10.6)	(37.4)
Balance at the end	(752.6)	(669.1)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,127.7
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	2,338.3	2,127.7
Goodwill | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,304.4	2,457.9
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions	2.5	0.8
Disposal of subsidiary		0.5
Disposals	0.0
Other	45.1
Translation differences	136.4	(153.8)
Balance at the end	2,512.0	2,304.4
Acquisitions through business combinations, intangible assets and goodwill	23.6
Goodwill | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(176.7)	(187.9)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disposal of subsidiary		0.0
Translation differences	(3.0)	(11.2)
Balance at the end	(173.7)	(176.7)
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,279.1
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	2,455.8	2,279.1
Trademarks | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	2,297.4	2,446.8
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Translation differences	179.7	(149.4)
Balance at the end	2,477.1	2,297.4
Trademarks | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(18.3)	(19.8)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Disposal of subsidiary		0.0
Translation differences	3.0	(1.5)
Balance at the end	(21.3)	(18.3)
Customer relationship
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	138.2
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	148.3	138.2
Customer relationship | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	270.3	287.8
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Translation differences	32.7	(17.5)
Balance at the end	322.1	270.3
Acquisitions through business combinations, intangible assets and goodwill	19.1
Customer relationship | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(132.1)	(115.5)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortization during the period	26.4	23.8
Translation differences	15.3	(7.2)
Balance at the end	(173.8)	(132.1)
Other intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	120.4
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Impairment losses	6.7
Balance at the end	100.5	120.4
Other intangibles | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	462.4	486.4
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions	12.0	6.6
Disposal of subsidiary		11.4
Disposals	10.4	12.8
Transfers	17.9	16.1
Translation differences	(2.9)	(22.5)
Balance at the end	484.3	462.4
Acquisitions through business combinations, intangible assets and goodwill	5.3
Other intangibles | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	(342.0)	(341.1)
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Amortization during the period	70.7	37.7
Disposal of subsidiary		(7.6)
Disposals	(9.7)	(11.7)
Translation differences	(25.9)	(17.5)
Balance at the end	(383.8)	(342.0)
Intangible advances paid and development in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	52.4
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	77.4	52.4
Intangible advances paid and development in progress | Gross inventories
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	52.4	4.1
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Additions	36.9	66.3
Transfers	(17.9)	(16.1)
Translation differences	6.0	(1.9)
Balance at the end	77.4	52.4
Intangible advances paid and development in progress | Accumulated depreciation and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at the beginning	0.0	0.0
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Balance at the end	$ 0.0	$ 0.0